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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                     Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2004 through July 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                        IBBOTSON ASSET ALLOCATION SERIES

                                     Annual
                                     Report

                                     7/31/05


[Logo]PIONEER
Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                    1

Market Overview and Outlook                                              2

Comparing Ongoing Fund Expenses                                          5

Portfolio Reviews                                                       13

Prices and Distributions                                                15

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                    17

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                    21

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                    25

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                    29

Schedule of Investments                                                 33

Financial Statements                                                    37

Notes to Financial Statements                                           45

Report of Independent Registered Public Accounting Firm                 53

Trustees, Officers and Service Providers                                54

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 7/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
I am pleased to present the annual report for the Pioneer Ibbotson Asset Allocation Series, covering the slightly abbreviated fiscal period beginning with the introduction of the Series on August 9, 2004, and ending July 31, 2005. The fourth fund in the Series, Conservative Allocation Fund, began operations on May 12, 2005, and its performance therefore reflects a shorter period.

The period since the inception of the Series saw continued uncertainty with respect to the direction of the economy and financial markets, further highlighting the value of an approach to investing that starts with sophisticated asset allocation. Asset allocation is the process of combining asset classes such as stocks, bonds and cash equivalents in a portfolio to reflect an investor's goals and risk tolerance. For most investors, an appropriate asset allocation will be the most important factor in determining long-term investment success.

In the pages that follow, you will find a discussion of the recent market environment and the principal strategies employed by the Funds' managers. You will also find separate, detailed summaries of performance and key allocations for each of the four portfolios: Conservative Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund. Each portfolio in the series is a "fund of funds," which invests in a select group of Pioneer mutual funds. Pioneer Investment Management has hired Ibbotson Associates, a leading authority on investing and asset allocation, to manage all four portfolios, determining the allocation between equities and fixed-income, as well as the weighting of individual Pioneer funds.

Whether you have chosen to pursue a conservative, moderate, growth or aggressive approach, your Fund is a carefully allocated and diversified portfolio designed to provide attractive returns at a level of risk that is comfortable for you.

We thank you for your investment.

Respectfully,

/S/ Osbert M. Hood

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/05
--------------------------------------------------------------------------------


In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the portfolios in the Pioneer Ibbotson Asset Allocation Series during the annual period ended July 31, 2005.

Q.   Could you characterize the economic backdrop over the period?

A. The U.S. economy continues to grow at a healthy pace, if somewhat more slowly than in 2004. Inflation has picked up to a modest degree, driven primarily by high energy prices. On the interest rate front, the Federal Reserve began to raise short-term rates in 2004 and has maintained a policy of gradual tightening to keep economic growth in check. Surprisingly, long-term interest rates have been relatively stable throughout the cycle of Fed tightening and even declined over the first half of 2005. In this environment, equity markets overall have basically fluctuated within a range, while long-term bonds and credit sensitive sectors of the bond market generally showed strength.

Q. What were the strategic considerations that you applied to the portfolios in allocating assets?

A. Assets have been invested in keeping with the respective broad asset allocation and specific mutual fund targets established prior to the launch of the portfolios in August of 2004. In addition, over the period we implemented three strategies across all the portfolios.

     First, within the U.S. stock portion of the portfolios, we maintained over the period a moderate emphasis on value stocks and a corresponding underweighting of more growth-oriented investments. The strategy primarily reflected our view that the U.S. economy was in a slow growth mode that favored value equities with relatively stable earnings prospects. However, value stocks have now outperformed growth over a period of approximately five years, and growth stocks appear to be more favorably priced on a relative basis. In addition, the economy has started to show signs of more rapid expansion, which would favor growth companies. Finally, we expect earnings of financial companies - which represent over one-third of the value universe - to be squeezed going forward. In view of the above factors, we expect to reduce exposure to value stocks as we enter a new fiscal period and increase our weighting of more growth-oriented investments. With respect to the other equity asset classes, the portfolios' targeted exposure across large-, mid-, and small-cap

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     equities remains unchanged. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     The second emphasis has been within the bond portion of the portfolios, where we implemented an underweighting of the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. We believe that given the prospect of higher interest rates, shorter duration fixed-income investments are more attractive. While the positioning has not helped our performance over the short term, we continue to believe that long-term rates will come under pressure, and we are maintaining the allocation. Elsewhere within the fixed-income universe, we have maintained neutral positions in the high-yield bond offering, as well as in the non-U.S. fixed-income option.

     Finally, we are underweighting REITs (Real Estate Investment Trusts) in view of their extended run of outperformance and the prospect of higher market interest rate levels. REITs have provided annualized returns in the 20% range over the past several years and are now fully valued in our view. In addition, REITs are traditionally most attractive to investors seeking income and have benefited from low interest rates. As rates eventually move up, this supporting factor will no longer be in place.

     Going forward, we will closely monitor economic indicators and interest rate movements to evaluate whether we need to make any adjustments to the views underlying these allocations. Given the significant level of uncertainty that continues to impact the financial markets, we believe that maintaining appropriate diversification across asset classes will be especially important in the months ahead.

The Fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying Funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying Funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/05
--------------------------------------------------------------------------------


higher-grade securities or more-established companies, respectively. Before making an investment in the Fund, you should consider all the risks associated with it.

Please the see the Portfolio Reviews beginning on page 13 for information on specific weightings and performance for each of the three portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from May 12, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 5/12/05                       $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,029.00      $1,028.00      $1,026.00

 Expenses Paid During Period*     $    3.19      $    5.19      $    5.18

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.43%, 2.33% and 2.33%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 81/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 12, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 5/12/05                       $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,007.81      $1,005.84      $1,005.84

 Expenses Paid During Period*     $    3.16      $    5.13      $    5.13

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.43%, 2.33% and 2.33%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 81/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,048.88      $1,043.60      $1,043.93

 Expenses Paid During Period*     $    7.51      $   12.16      $   12.16

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.53%, 2.43% and 2.43%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,017.19      $1,012.72      $1,012.72

 Expenses Paid During Period*     $    7.39      $   11.97      $   11.97

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.53%, 2.43% and 2.43%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,060.89      $1,056.30      $1,056.22

 Expenses Paid During Period*     $    7.94      $   12.62      $   12.62

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.60%, 2.50% and 2.50%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,016.85      $1,012.39      $1,012.39

 Expenses Paid During Period*     $    7.77      $   12.35      $   12.35

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.60%, 2.50% and 2.50%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2005 through July 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,070.64      $1,066.44      $1,066.59

 Expenses Paid During Period*     $    8.65      $   13.35      $   13.35

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.69%, 2.59% and 2.59%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/05
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2005 through July 31, 2005

Share Class                            A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/05                        $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 7/31/05                       $1,016.44      $1,011.97      $1,011.97

 Expenses Paid During Period*     $    8.43      $   13.00      $   13.00

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.69%, 2.59% and 2.59%, for Class A, Class B and Class C shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 7/31/05
--------------------------------------------------------------------------------


Conservative Allocation

The Fund's total return for the abbreviated annual period beginning with its May 12, 2005, inception and ending July 31, 2005, was 2.90% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer Value Fund was the largest holding at 8.6% of assets on July 31, 2005. Pioneer International Equity Fund was the next largest equity holding at 7.7% of assets. Within the fixed-income portion of the Fund, Pioneer Bond Fund and a shorter duration bond fund, Pioneer Short Term Income Fund, were both weighted at 26.9%.

Moderate Allocation

The Fund's total return for the abbreviated annual period beginning with its August 9, 2004, inception and ending July 31, 2005, was 14.37% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 60% equities and 40% fixed-income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 11.5% of assets on July 31, 2005. Pioneer International Equity Fund was the next largest equity holding at 10.8% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was a shorter duration bond fund, Pioneer Short Term Income Fund, at 15.7%.

Growth Allocation

The Fund's total return for the abbreviated annual period beginning with its August 9, 2004, inception and ending July 31, 2005, was 17.96% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 75% equities and 25% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 14.0% of assets on July 31, 2005. The largest domestic equity allocation was to Pioneer Fund (11.8%) followed by Pioneer Mid Cap Value Fund (10.1%) and Pioneer Value Fund (8.8%). Overall, value holdings were weighted slightly above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts during the semiannual period. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a long-term bond fund, Pioneer Bond Fund, at 10.8%

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 7/31/05                                          (continued)
--------------------------------------------------------------------------------


of assets, while a shorter duration bond fund, Pioneer Short Term Income Fund represented 9.8% of assets.

Aggressive Allocation
The Fund's total return for the abbreviated annual period beginning with its August 9, 2004 inception and ending July 31, 2005, was 21.57% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 90% equities and 10% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 17.7% of assets on July 31, 2005. On the domestic side, Pioneer Fund and two value-oriented funds, Pioneer Value Fund and Pioneer Mid-Cap Value Fund were the largest holdings at 11.5% of assets each. Overall, the Fund's value exposure was slightly above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts during the semiannual period. The fixed-income portion of the Fund was invested in a long-term bond fund, Pioneer Bond Fund, at 9.5% of assets.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Ibbotson Asset Allocation Series

-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------


Net Asset Value Per Share
-----------------------------------------------------------------------------

Conservative Allocation Fund

        Class           7/31/05         5/12/05
       -------         ---------       ----------
          A             $10.29          $10.00
          B             $10.28          $10.00
          C             $10.26          $10.00

Moderate Allocation Fund


        Class           7/31/05         8/9/04
       -------         ---------       ---------
          A             $11.15          $10.00
          B             $10.77          $10.00
          C             $10.68          $10.00

Growth Allocation Fund


        Class           7/31/05         8/9/04
       -------         ---------       ---------
        A               $11.50          $10.00
        B               $10.50          $10.00
        C               $11.10          $10.00

Aggressive Allocation Fund


        Class           7/31/05         8/9/04
       -------         ---------       ---------
        A               $11.82          $10.00
        B               $11.39          $10.00
        C               $11.54          $10.00

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Distributions Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund


                                    5/12/05 - 7/31/05
                    -------------------------------------------------------
                        Net
                     Investment         Short-Term             Long-Term
         Class         Income          Capital Gains         Capital Gains
        -------     ------------      ---------------       ---------------
           A           $  -                $ -                   $  -
           B           $  -                $ -                   $  -
           C           $  -                $ -                   $  -

Moderate Allocation Fund

                                     8/9/04 - 7/31/05
                    -------------------------------------------------------
                        Net
                     Investment         Short-Term             Long-Term
         Class         Income          Capital Gains         Capital Gains
        -------     ------------      ---------------       ---------------
           A          $0.0433             $0.0224               $0.2115
           B          $  -                $0.0224               $0.2115
           C          $0.011              $0.0224               $0.2115

Growth Allocation Fund

                                     8/9/04 - 7/31/05
                     ------------------------------------------------------
                        Net
                     Investment         Short-Term             Long-Term
         Class         Income          Capital Gains         Capital Gains
        -------      ------------     ---------------       ---------------
           A           $0.0342            $0.0242               $0.2248
           B           $  -               $0.0242               $0.2248
           C           $0.0073            $0.0242               $0.2248

Aggressive Allocation Fund

                                    8/9/04 - 7/31/05*
                    -------------------------------------------------------
                        Net
                     Investment         Short-Term             Long-Term
         Class         Income          Capital Gains         Capital Gains
        -------     ------------      ---------------       ---------------
           A           $  -               $0.0018               $0.2686
           B           $  -               $0.0018               $0.2686
           C           $  -               $0.0018               $0.2686

* The Aggressive Allocation Fund also paid non-taxable distributions of $0.0493, $0.0275, and $0.0275 per share for Class A, Class B and Class C shares, respectively.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/05
--------------------------------------------------------------------------------


Target Asset Allocations
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

Fixed Income                                                             70%
Equity                                                                   30%


Large Cap Growth Stocks                                                 8.5%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                                  9.5
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                             1.5
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                              2.5
--------------------------------------------------------------------------------
International Stocks                                                    8.0
--------------------------------------------------------------------------------
Emerging Markets                                                        0.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                                     0.0
--------------------------------------------------------------------------------
High Yield Bonds                                                       13.0
--------------------------------------------------------------------------------
Bonds                                                                  20.0
--------------------------------------------------------------------------------
Short Term Bonds                                                       27.0
--------------------------------------------------------------------------------
Cash Equivalents                                                       10.0
--------------------------------------------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                    International Stocks
------------------------------------------     -------------------------------------
Pioneer Fund                         4.34%     Pioneer International Equity    7.65%
------------------------------------------     -------------------------------------
Pioneer Research                     5.43      Bonds
------------------------------------------     -------------------------------------
Pioneer Oak Ridge Large Cap Growth   3.72      Pioneer High Yield             10.89%
------------------------------------------     -------------------------------------
Pioneer Value                        8.61      Pioneer Strategic Income        1.17
------------------------------------------     -------------------------------------
Pioneer Cullen Value                 2.18      Pioneer Bond                   26.93
------------------------------------------     -------------------------------------
Pioneer Mid Cap Value                2.17      Pioneer Short Term Income      26.91
------------------------------------------     -------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS A SHARES
--------------------------------------------------------------------------------


      Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                            Net Asset    Public Offering
 Period                    Value (NAV)     Price (POP)
 Life-of-Class
 (5/12/05)                    2.90%         -3.02%

[The following table was depicted as a mountain chart in the printed material.]

             Pioneer Ibbotson Conservative      Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
5/05                    $ 9,425                      $10,000
7/05                    $ 9,598                      $10,387

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                If          If
 Period                        Held      Redeemed
 Life-of-Class
 (5/12/05)                     2.80%      -1.20%

[The following table was depicted as a mountain chart in the printed material.]

             Pioneer Ibbotson Conservative      Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
5/05                    $10,000                      $10,000
7/05                    $ 9,778                      $10,387

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS C SHARES
--------------------------------------------------------------------------------


      Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                If            If
 Period                        Held        Redeemed
 Life-of-Class
 (5/12/05)                     2.60%        1.60%


[The following table was depicted as a mountain chart in the printed material.]

             Pioneer Ibbotson Conservative      Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
5/05                    $10,000                      $10,000
7/05                    $10,068                      $10,387

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/05
--------------------------------------------------------------------------------


Target Asset Allocations
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

Equity                                                                  60%
Fixed Income                                                            40%

Large Cap Growth Stocks                                                14.5%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                                 16.5
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                             5.0
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                              7.0
--------------------------------------------------------------------------------
International Stocks                                                   12.0
--------------------------------------------------------------------------------
Emerging Markets                                                        2.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                                     3.0
--------------------------------------------------------------------------------
High Yield Bonds                                                        8.0
--------------------------------------------------------------------------------
Bonds                                                                  11.0
--------------------------------------------------------------------------------
Short Term Bonds                                                       15.0
--------------------------------------------------------------------------------
Cash Equivalents                                                        6.0
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Fund                         11.53%   Pioneer International Equity   10.77%
-------------------------------------------   -------------------------------------
Pioneer Research                      7.34    Pioneer Emerging Markets        2.66
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth    8.92    Bonds
-------------------------------------------   -------------------------------------
Pioneer Value                         8.36    Pioneer High Yield              6.31%
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                  3.17    Pioneer Bond                   14.13
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Growth                0.38    Pioneer Short Term Income      15.72
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Value                 5.23
-------------------------------------------
Pioneer Small Cap Value               2.29
-------------------------------------------
Pioneer Real Estate                   3.19
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS A SHARES
--------------------------------------------------------------------------------

      Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.


Average Annual Total Returns
(As of July 31, 2005)
                               Net Asset        Public Offering
 Period                        Value (NAV)        Price (POP)
 Life-of-Class
 (8/9/04)                        14.37%              7.80%


[The following table was depicted as a mountain chart in the printed material.]

               Pioneer Ibbotson Moderate        Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $ 9,425                      $10,000
7/05                    $10,570                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS B SHARES
--------------------------------------------------------------------------------

      Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If            If
 Period                         Held        Redeemed
 Life-of-Class
 (8/9/04)                      10.11%        6.11%


[The following table was depicted as a mountain chart in the printed material.]

               Pioneer Ibbotson Moderate        Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $10,578                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If          If
 Period                         Held       Redeemed
 Life-of-Class
 (8/9/04)                       9.32%       8.32%

[The following table was depicted as a mountain chart in the printed material.]

               Pioneer Ibbotson Moderate        Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $11,022                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales change in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/05
--------------------------------------------------------------------------------


Target Asset Allocations
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

Equity                                                                  75%
Fixed Income                                                            25%

Large Cap Growth Stocks                                                15.0%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                                 19.0
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                             7.0
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                             10.0
--------------------------------------------------------------------------------
International Stocks                                                   16.0
--------------------------------------------------------------------------------
Emerging Markets                                                        4.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                                     4.0
--------------------------------------------------------------------------------
High Yield Bonds                                                        5.0
--------------------------------------------------------------------------------
Bonds                                                                   9.5
--------------------------------------------------------------------------------
Short Term Bonds                                                       10.5
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Fund                         11.81%   Pioneer International Equity   13.96%
-------------------------------------------   -------------------------------------
Pioneer Research                      6.99    Pioneer Emerging Markets        4.99
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth    8.22    Bonds
-------------------------------------------   -------------------------------------
Pioneer Value                         8.83    Pioneer High Yield              2.95%
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                  3.95    Pioneer Bond                   10.80
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Growth                0.18    Pioneer Short Term Income       9.81
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Value                10.07
-------------------------------------------
Pioneer Small Cap Value               3.06
-------------------------------------------
Pioneer Real Estate                   4.38
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                               Net Asset         Public Offering
 Period                        Value (NAV)         Price (POP)
 Life-of-Class
 (8/9/04)                        17.96%               11.18%

[The following table was depicted as a mountain chart in the printed material.]

                Pioneer Ibbotson Growth         Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $ 9,425                      $10,000
7/05                    $10,892                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If            If
 Period                         Held        Redeemed
 Life-of-Class
 (8/9/04)                       7.59%         3.69%

[The following table was depicted as a mountain chart in the printed material.]

                Pioneer Ibbotson Growth         Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $10,656                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If             If
 Period                         Held         Redeemed
 Life-of-Class
 (8/9/04)                      13.67%        12.67%


[The following table was depicted as a mountain chart in the printed material.]

                Pioneer Ibbotson Growth         Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $11,210                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/05
--------------------------------------------------------------------------------


Target Asset Allocations
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

Equity                                                                  90%
Fixed Income                                                            10%

Large Cap Growth Stocks                                                17.0%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                                 21.0
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                             8.5
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                             12.5
--------------------------------------------------------------------------------
International Stocks                                                   21.0
--------------------------------------------------------------------------------
Emerging Markets                                                        5.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                                     5.0
--------------------------------------------------------------------------------
High Yield Bonds                                                        2.0
--------------------------------------------------------------------------------
Bonds                                                                   8.0
--------------------------------------------------------------------------------
Short Term Bonds                                                        0.0
--------------------------------------------------------------------------------
Cash Equivalents                                                        0.0
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Fund                         11.50%   Pioneer International Equity   17.68%
-------------------------------------------   -------------------------------------
Pioneer Research                      8.72    Pioneer Emerging Markets        5.84
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth    8.80    Bonds
-------------------------------------------   -------------------------------------
Pioneer Value                        11.48    Pioneer Bond                    9.54%
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                  4.86
-------------------------------------------
Pioneer Mid Cap Growth                0.65
-------------------------------------------
Pioneer Mid Cap Value                11.49
-------------------------------------------
Pioneer Small Cap Value               3.98
-------------------------------------------
Pioneer Real Estate                   5.46
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS A SHARES
--------------------------------------------------------------------------------


      Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                               Net Asset        Public Offering
 Period                        Value (NAV)         Price (POP)
 Life-of-Class
 (8/9/04)                         21.57%             14.58%


[The following table was depicted as a mountain chart in the printed material.]

              Pioneer Ibbotson Aggressive       Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $ 9,425                      $10,000
7/05                    $11,173                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If             If
 Period                         Held        Redeemed
 Life-of-Class
 (8/9/04)                      17.02%         13.02%

[The following table was depicted as a mountain chart in the printed material.]

              Pioneer Ibbotson Aggressive       Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $11,290                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/05                           CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of July 31, 2005)
                                 If            If
 Period                         Held        Redeemed
 Life-of-Class
 (8/9/04)                       18.52%       17.52%

[The following table was depicted as a mountain chart in the printed material.]

              Pioneer Ibbotson Aggressive       Standard & Poor's
                    Allocation Fund              500 Stock Index
                    ---------------              ---------------
8/04                    $10,000                      $10,000
7/05                    $11,463                      $11,359

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/05
--------------------------------------------------------------------------------

Shares                                                              Value
           MUTUAL FUNDS - 88.8%
           PIONEER FUNDS - 88.8%
45,991     Pioneer Bond Fund Class Y                           $  424,954
 2,043     Pioneer Cullen Value Fund Class Y                       34,448
 1,575     Pioneer Fund Class Y                                    68,525
15,098     Pioneer High Yield Fund Class Y                        171,821
 5,667     Pioneer International Equity Fund Class Y              120,654
 1,237     Pioneer Mid Cap Value Fund Class Y                      34,227
 4,416     Pioneer Oak Ridge Large Cap Growth Fund Class Y         58,772
 8,875     Pioneer Research Fund Class Y                           85,647
43,229     Pioneer Short Term Income Fund Class Y                 424,508
 1,733     Pioneer Strategic Income Fund Class Y                   18,495
 7,412     Pioneer Value Fund Class Y                             135,856
           TOTAL INVESTMENTS IN SECURITIES - 88.8%
           (Cost $1,556,676)(a)                                $1,577,907
                                                               ----------
           OTHER ASSETS AND LIABILITIES - 11.2%                   199,073
                                                               ----------
           TOTAL NET ASSETS - 100.0%                           $1,776,980
                                                               ==========

(a) At July 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $1,556,692 was as follows:



   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                               $24,290
   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                (3,075)
                                                                               -------
   Net unrealized gain                                                         $21,215
                                                                               =======

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2005 aggregated $1,645,058 and $88,783, respectively.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/05
--------------------------------------------------------------------------------

Shares                                                                Value
            MUTUAL FUNDS - 94.2%
            PIONEER FUNDS - 94.2%
834,063     Pioneer Bond Fund Class Y                           $ 7,706,739
102,465     Pioneer Cullen Value Fund Class Y                     1,727,560
 65,069     Pioneer Emerging Markets Fund Class Y                 1,449,738
144,649     Pioneer Fund Class Y                                  6,292,236
302,294     Pioneer High Yield Fund Class Y                       3,440,107
275,664     Pioneer International Equity Fund Class Y             5,868,889
 13,188     Pioneer Mid Cap Growth Fund Class Y                     206,136
103,120     Pioneer Mid Cap Value Fund Class Y                    2,853,332
365,474     Pioneer Oak Ridge Large Cap Growth Fund Class Y       4,864,460
 62,959     Pioneer Real Estate Shares Fund Class Y               1,741,455
415,156     Pioneer Research Fund Class Y                         4,006,259
873,107     Pioneer Short Term Income Fund Class Y                8,573,909
 36,238     Pioneer Small Cap Value Fund Class Y                  1,251,656
248,878     Pioneer Value Fund Class Y                            4,561,940
            TOTAL INVESTMENTS IN SECURITIES - 94.2%
            (Cost $52,336,653)(a)                               $54,544,416
                                                                -----------
            OTHER ASSETS AND LIABILITIES - 5.8%                   3,352,218
                                                                -----------
            TOTAL NET ASSETS - 100.0%                           $57,896,634
                                                                ===========

(a) At July 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $52,404,303 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                $2,260,271
   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                  (120,158)
                                                                                ----------
   Net unrealized gain                                                          $2,140,113
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2005 aggregated $56,882,831 and $4,451,634, respectively.

34    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/05
--------------------------------------------------------------------------------

Shares                                                                Value
            MUTUAL FUNDS - 99.5%
            PIONEER FUNDS - 99.5%
655,147     Pioneer Bond Fund Class Y                           $ 6,053,556
131,641     Pioneer Cullen Value Fund Class Y                     2,219,474
125,432     Pioneer Emerging Markets Fund Class Y                 2,794,625
152,038     Pioneer Fund Class Y                                  6,613,672
145,415     Pioneer High Yield Fund Class Y                       1,654,821
367,298     Pioneer International Equity Fund Class Y             7,819,767
  6,368     Pioneer Mid Cap Growth Fund Class Y                      99,527
203,805     Pioneer Mid Cap Value Fund Class Y                    5,639,288
345,766     Pioneer Oak Ridge Large Cap Growth Fund Class Y       4,602,142
 88,554     Pioneer Real Estate Shares Fund Class Y               2,449,392
405,580     Pioneer Research Fund Class Y                         3,913,844
559,822     Pioneer Short Term Income Fund Class Y                5,497,448
 49,632     Pioneer Small Cap Value Fund Class Y                  1,714,301
269,857     Pioneer Value Fund Class Y                            4,946,474
            TOTAL INVESTMENTS IN SECURITIES - 99.5%
            (Cost $53,358,791)(a)                               $56,018,331
                                                                -----------
            OTHER ASSETS AND LIABILITIES - 0.5%                     286,055
                                                                -----------
            TOTAL NET ASSETS - 100.0%                           $56,304,386
                                                                ===========

(a) At July 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $53,361,821 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                $2,752,945
   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                   (96,435)
                                                                                ----------
   Net unrealized gain                                                          $2,656,510
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2005 aggregated $53,837,671 and $477,147, respectively.

The accompanying notes are an integral part of these financial statements.   35

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/05
--------------------------------------------------------------------------------

Shares                                                                Value
            MUTUAL FUNDS - 99.7%
            PIONEER FUNDS - 99.7%
346,787     Pioneer Bond Fund Class Y                           $ 3,204,308
 96,869     Pioneer Cullen Value Fund Class Y                     1,633,213
 87,984     Pioneer Emerging Markets Fund Class Y                 1,960,278
 88,849     Pioneer Fund Class Y                                  3,864,935
278,853     Pioneer International Equity Fund Class Y             5,936,784
 13,861     Pioneer Mid Cap Growth Fund Class Y                     216,642
139,517     Pioneer Mid Cap Value Fund Class Y                    3,860,440
222,080     Pioneer Oak Ridge Large Cap Growth Fund Class Y       2,955,878
 66,272     Pioneer Real Estate Shares Fund Class Y               1,833,083
303,487     Pioneer Research Fund Class Y                         2,928,650
 38,666     Pioneer Small Cap Value Fund Class Y                  1,335,521
210,442     Pioneer Value Fund Class Y                            3,857,395
            TOTAL INVESTMENTS IN SECURITIES - 99.7%
            (Cost $31,781,475)(a)                               $33,587,127
                                                                -----------
            OTHER ASSETS AND LIABILITIES - 0.3%                      91,875
                                                                -----------
            TOTAL NET ASSETS - 100.0%                           $33,679,002
                                                                ===========

(a) At July 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $31,783,129 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                $1,824,628
   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                   (20,630)
                                                                                ----------
   Net unrealized gain                                                          $1,803,998
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2005 aggregated $32,127,105 and $346,964, respectively.


36   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 7/31/05
-----------------------------------------------------------------------------

                                                Conservative    Moderate        Growth       Aggressive
                                                 Allocation    Allocation     Allocation     Allocation
                                                    Fund          Fund           Fund           Fund
ASSETS:
 Investments in securities of affiliated
   issuers, at value (at cost
   $1,556,676, $52,336,653,
   $53,358,791 and $31,781,475,
   respectively)                                $1,577,907    $54,544,416    $56,018,331    $33,587,127
 Cash                                              328,224      4,271,234        766,696        820,568
 Receivables:
   Investment securities sold                            -          3,492          1,424              -
   Fund shares sold                                 34,182        249,631        673,859        330,528
   Due from Pioneer Investment
    Management, Inc.                                68,802         16,209         19,397         20,673
 Other assets                                            -              -            157             21
                                                ----------    -----------    -----------    -----------
    Total assets                                $2,009,115    $59,084,982    $57,479,864    $34,758,917
                                                ==========    ===========    ===========    ===========
LIABILITIES:
 Payables:
   Securities purchased                         $  193,360    $ 1,077,848    $ 1,072,418    $   998,788
   Fund shares redeemed                                  -         24,692         13,756          5,537
 Due to affiliates                                   1,239         40,311         41,303         25,175
 Accrued expenses and other liabilities             37,536         45,497         48,001         50,415
                                                ----------    -----------    -----------    -----------
    Total liabilities                           $  232,135    $ 1,188,348    $ 1,175,478    $ 1,079,915
                                                ==========    ===========    ===========    ===========
NET ASSETS:
 Paid-in capital                                $1,750,547    $55,596,717    $53,586,581    $31,875,004
 Undistributed net investment income                 4,801        159,804         61,295              -
 Accumulated net realized gain (loss)
   on investments                                      401        (67,650)        (3,030)        (1,654)
 Net unrealized gain on investments                 21,231      2,207,763      2,659,540      1,805,652
                                                ----------    -----------    -----------    -----------
    Total net assets                            $1,776,980    $57,896,634    $56,304,386    $33,679,002
                                                ==========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
shares authorized)
 Net Assets of Class A Shares                   $  877,099    $32,893,335    $31,212,187    $20,689,114
 Net Assets of Class B shares                   $  220,517    $ 9,780,552    $10,218,550    $ 5,845,437
 Net Assets of Class C shares                   $  679,364    $15,222,747    $14,873,649    $ 7,144,451
                                                ==========    ===========    ===========    ===========
 Class A Shares outstanding                         85,250      2,949,659      2,715,151      1,749,957
 Class B Shares outstanding                         21,447        907,950        972,782        513,143
 Class C Shares outstanding                         66,247      1,425,454      1,339,837        619,157
                                                ==========    ===========    ===========    ===========
 Net Asset Value - Class A Share                $    10.29    $     11.15    $     11.50    $     11.82
 Net Asset Value - Class B Share                $    10.28    $     10.77    $     10.50    $     11.39
 Net Asset Value - Class C Share                $    10.26    $     10.68    $     11.10    $     11.54
                                                ==========    ===========    ===========    ===========
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                             $    10.92    $     11.83    $     12.20    $     12.54
                                                ==========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.   37

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
 * For the Period 5/12/05 (Commencement of operations) to 7/31/05
** For the Period 8/9/04 (Commencement of operations) to 7/31/05


                                            Conservative     Moderate        Growth       Aggressive
                                             Allocation     Allocation     Allocation     Allocation
                                                Fund*         Fund**         Fund**         Fund**
INVESTMENT INCOME:
 Dividend income on securities of
   affiliated issuers                        $   6,405      $  485,025     $  356,262     $  135,593
 Interest                                          641          37,964          8,734          4,405
                                             ---------      ----------     ----------     ----------
    Total investment income                  $   7,046      $  522,989     $  364,996     $  139,998
                                             ---------      ----------     ----------     ----------
EXPENSES:
 Management fees                             $     310      $   32,536     $   29,847     $   16,867
 Transfer agent fees
   Class A                                         128          21,117         29,026         26,367
   Class B                                         128           8,168         13,385          6,475
   Class C                                         128           9,615         12,163          7,094
 Distribution fees
   Class A                                         321          37,133         31,499         18,717
   Class B                                         328          39,681         39,930         23,129
   Class C                                         765          62,335         63,664         31,753
 Custodian fees                                  3,074          38,467         39,833         35,838
 Registration fees                              48,247          85,302         85,312         85,302
 Professional fees                              36,849          42,533         39,597         40,555
 Printing expense                                4,037          11,760         11,786         11,509
 Fees and expenses of nonaffiliated
   trustees                                      1,537           4,829          4,822          4,800
 Insurance expense                                   -             334            501            334
 Miscellaneous                                   3,710           3,171          3,172          3,170
                                             ---------      ----------     ----------     ----------
   Total expenses                            $  99,562      $  396,981     $  404,537     $  311,910
                                             ---------      ----------     ----------     ----------
   Less fees paid reimbursed by Pioneer
    Investment Management, Inc.              $ (96,722)     $ (111,716)    $ (124,854)    $ (150,695)
                                             ---------      ----------     ----------     ----------
   Net expenses                              $   2,840      $  285,265     $  279,683     $  161,215
                                             ---------      ----------     ----------     ----------
    Net investment income (loss)             $   4,206      $  237,724     $   85,313     $  (21,217)
                                             ---------      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS IN
SECURITIES OF AFFILIATED ISSUERS:
 Net realized gain (loss) on investments     $     401      $  (94,544)    $   (1,733)    $    1,333
 Realized gain distributions from
   investment company shares                         -         396,334        313,344        194,299
 Change in net unrealized gain on
   investments                                  21,231       2,207,763      2,659,540      1,805,652
                                             ---------      ----------     ----------     ----------
   Net gain on investments                   $  21,632      $2,509,553     $2,971,151     $2,001,284
                                             ---------      ----------     ----------     ----------
 Net increase in net assets resulting
   from operations                           $  25,838      $2,747,277     $3,056,464     $1,980,067
                                             =========      ==========     ==========     ==========

38    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
 * For the Period 5/12/05 (Commencement of operations) to 7/31/05
** For the Period 8/9/04 (Commencement of operations) to 7/31/05


                                                 Conservative      Moderate         Growth        Aggressive
                                                  Allocation      Allocation      Allocation      Allocation
                                                     Fund*          Fund**          Fund**          Fund**
FROM OPERATIONS:
Net investment income (loss)                      $    4,206    $    237,724    $     85,313    $    (21,217)
Net realized gain on investments                         401         301,790         311,611         195,632
Change in net unrealized gain on
 investments                                          21,231       2,207,763       2,659,540       1,805,652
                                                  ----------    ------------    ------------    ------------
Net increase in net assets resulting
 from operations                                  $   25,838    $  2,747,277    $  3,056,464    $  1,980,067
                                                  ----------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A ($0.00, $0.04, $0.03 and
    $0.00, respectively)                          $        -    $    (45,923)   $    (22,438)   $          -
   Class B                                                 -               -               -               -
   Class C ($0.00, $0.01, $0.01 and
    $0.00, respectively)                                   -          (4,387)         (2,600)              -
 Net realized gain on investments
   Class A ($0.00, $0.23, $0.25 and
    $0.27, respectively)                                   -        (248,071)       (163,365)        (92,234)
   Class B ($0.00, $0.23, $0.25 and
    $0.27, respectively)                                   -         (58,542)        (62,965)        (37,320)
   Class C ($0.00, $0.23, $0.25 and
    $0.27, respectively)                                   -         (93,285)        (88,675)        (47,257)
 Return of capital
   Class A ($0.00, $0.00, $0.00 and
    $0.05, respectively)                                   -               -               -         (16,797)
   Class B ($0.00, $0.00, $0.00 and
    $0.03, respectively)                                   -               -               -          (3,788)
   Class C ($0.00, $0.00, $0.00 and
    $0.03, respectively)                                   -               -               -          (4,796)
                                                  ----------    ------------    ------------    ------------
   Total distributions to shareowners             $        -    $   (450,208)   $   (340,043)   $   (202,192)
                                                  ----------    ------------    ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                  $1,451,162    $ 59,474,035    $ 56,458,098    $ 33,604,731
Reinvestment of distributions                              -         294,903         285,838         168,962
Cost of shares repurchased                               (20)     (4,214,373)     (3,200,971)     (1,917,566)
                                                  ----------    ------------    ------------    ------------
 Net increase in net assets resulting
   from fund share transactions                   $1,451,142    $ 55,554,565    $ 53,542,965    $ 31,856,127
                                                  ----------    ------------    ------------    ------------
 Net increase in net assets                       $1,476,980    $ 57,851,634    $ 56,259,386    $ 33,634,002
NET ASSETS:
Beginning of period (Initial capitalization -
 30,000, 4,500, 4,500 and 4,500
 shares, respectively, per fund)                     300,000          45,000          45,000          45,000
                                                  ----------    ------------    ------------    ------------
End of period (including undistributed
 net investment income of $4,801,
 $159,804, $61,295 and $0,
 respectively)                                    $1,776,980    $ 57,896,634    $ 56,304,386    $ 33,679,002
                                                  ==========    ============    ============    ============

The accompanying notes are an integral part of these financial statements.   39

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------


                                          Conservative                     Moderate
                                           Allocation                     Allocation
                                             Fund*                          Fund**
                                   --------------------------   ------------------------------
                                      Shares         Amount         Shares          Amount
CLASS A
 Shares sold                          75,252       $763,192       3,174,114     $33,967,502
 Reinvestment of distributions             -              -          17,263         185,747
 Less shares repurchased                  (2)           (20)       (243,218)     (2,627,215)
                                      ------       --------       ---------     -----------
   Net increase                       75,250       $763,172       2,948,159     $31,526,034
                                      ======       ========       =========     ===========
CLASS B
 Shares sold                          11,447       $116,425         956,645     $ 9,913,133
 Reinvestment of distributions            -               -           5,162          53,946
 Less shares repurchased                  -               -         (55,357)       (574,934)
                                      ------       --------       ---------     -----------
   Net increase                       11,447       $116,425         906,450     $ 9,392,145
                                      ======       ========       =========     ===========
CLASS C
 Shares sold                          56,247       $571,545       1,516,928     $15,593,400
 Reinvestment of distributions            -               -           5,329          55,210
 Less shares repurchased                  -               -         (98,303)     (1,012,224)
                                      ------       --------       ---------     -----------
   Net increase                       56,247       $571,545       1,423,954     $14,636,386
                                      ======       ========       =========     ===========


                                               Growth                          Aggressive
                                             Allocation                        Allocation
                                               Fund**                            Fund**
                                   -------------------------------   ----------------------------
                                       Shares           Amount           Shares          Amount
CLASS A
 Shares sold                         2,872,133     $31,415,731         1,830,200     $20,539,993
 Reinvestment of distributions          15,346         168,809             8,741          98,166
 Less shares repurchased              (173,828)     (1,918,265)          (90,484)     (1,020,697)
                                     ---------     -----------         ---------     -----------
   Net increase                      2,713,651     $29,666,275         1,748,457     $19,617,462
                                     =========     ===========         =========     ===========
CLASS B
 Shares sold                         1,032,426     $10,360,090           537,702     $ 5,801,097
 Reinvestment of distributions           5,558          56,193             3,181          34,579
 Less shares repurchased               (66,702)       (673,461)          (29,240)       (316,350)
                                     ---------     -----------         ---------     ------------
   Net increase                        971,282     $ 9,742,822           511,643     $ 5,519,326
                                     =========     ===========         =========     ===========
CLASS C
 Shares sold                         1,389,335     $14,682,277           667,003     $ 7,263,641
 Reinvestment of distributions           5,702          60,836             3,286          36,217
 Less shares repurchased               (56,700)       (609,245)          (52,632)       (580,519)
                                     ---------     -----------         ---------     -----------
   Net increase                      1,338,337     $14,133,868           617,657     $ 6,719,339
                                     =========     ===========         =========     ===========

* For the Period 5/12/05 (Commencement of operations) to 7/31/05. ** For the Period 8/9/04 (Commencement of operations) to 7/31/05.

40    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Conservative Allocation Fund

                                                            For the period 5/12/05(a) to 7/31/05
                                                           ---------------------------------------
                                                             Class A       Class B       Class C
Net asset value, beginning of period                         $ 10.00       $ 10.00       $ 10.00
                                                             -------       -------       -------
Increase from investment operations:
 Net investment income (b)                                   $  0.05       $  0.03       $  0.03
 Net realized and unrealized gain on investments                0.24          0.25          0.23
                                                             -------       -------       -------
  Net increase from investment operations                    $  0.29       $  0.28       $  0.26
                                                             -------       -------       -------
Distributions to shareowners:
 Net investment income                                       $     -       $     -       $     -
 Net realized gain                                                 -             -             -
                                                             -------       -------       -------
Net increase in net asset value                              $  0.29       $  0.28       $  0.26
                                                             -------       -------       -------
Net asset value, end of period                               $ 10.29       $ 10.28       $ 10.26
                                                             -------       -------       -------
Total return*                                                   2.90%         2.80%         2.60%
Ratio of net expenses to average net assets**+                  0.78%         1.68%         1.68%
Ratio of net investment income to average net assets**          2.26%         1.23%         1.17%
Portfolio turnover rate***                                         9%            9%            9%
Net assets, end of period (in thousands)                     $   877       $   221       $   679

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one year are not annualized.
**   Annualized.
+ In the absence of expense reimbursement, expenses on an annualized basis would have been 40.41%, 38.96% and 45.38% of average net assets, respectively, for Class A, Class B and Class C shares.
***  Not annualized.


The accompanying notes are an integral part of these financial statements.    41

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Moderate Allocation Fund

                                                            For the period 8/9/04(a) to 7/31/05
                                                           --------------------------------------
                                                             Class A      Class B       Class C
Net asset value, beginning of period                         $ 10.00      $ 10.00       $ 10.00
                                                             -------      -------       -------
Increase from investment operations:
 Net investment income (b)                                   $  0.15      $  0.02       $  0.05
 Net realized and unrealized gain on investments                1.27         0.98          0.87
                                                             -------      -------       -------
  Net increase from investment operations                    $  1.42      $  1.00       $  0.92
                                                             -------      -------       -------
Distributions to shareowners:
 Net investment income                                       $ (0.04)     $     -       $ (0.01)
 Net realized gain                                             (0.23)       (0.23)        (0.23)
                                                             -------      -------       -------
Net increase in net asset value                              $  1.15      $  0.77       $  0.68
                                                             -------      -------       -------
Net asset value, end of period                               $ 11.15      $ 10.77       $ 10.68
                                                             -------      -------       -------
Total return*                                                  14.37%       10.11%         9.32%
Ratio of net expenses to average net assets**+                  0.77%        1.67%         1.67%
Ratio of net investment income to average net assets**          1.37%        0.16%         0.44%
Portfolio turnover rate***                                        19%          19%           19%
Net assets, end of period (in thousands)                     $32,893      $ 9,781       $15,223

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one year are not annualized.
**   Annualized.
+ In the absence of expense reimbursement, expenses on an annualized basis would have been 1.26%, 2.08% and 2.03% of average net assets, respectively, for Class A, Class B and Class C shares.
***  Not annualized.


42    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Growth Allocation Fund

                                                                   For the period 8/9/04(a) to 7/31/05
                                                                  --------------------------------------
                                                                    Class A      Class B       Class C
Net asset value, beginning of period                                $ 10.00      $ 10.00       $ 10.00
                                                                    -------      -------       -------
Increase from investment operations:
 Net investment income (loss) (b)                                   $  0.08      $  0.01       $ (0.01)
 Net realized and unrealized gain on investments                       1.70         0.74          1.37
                                                                    -------      -------       -------
  Net increase from investment operations                           $  1.78      $  0.75       $  1.36
                                                                    -------      -------       -------
Distributions to shareowners:
 Net investment income                                              $ (0.03)     $     -       $ (0.01)
 Net realized gain                                                    (0.25)       (0.25)        (0.25)
                                                                    -------      -------       -------
Net increase in net asset value                                     $  1.50      $  0.50       $  1.10
                                                                    -------      -------       -------
Net asset value, end of period                                      $ 11.50      $ 10.50       $ 11.10
                                                                    -------      -------       -------
Total return*                                                         17.96%        7.59%        13.67%
Ratio of net expenses to average net assets**+                         0.81%        1.71%         1.71%
Ratio of net investment income (loss) to average net assets**          0.69%        0.05%        (0.07)%
Portfolio turnover rate***                                                2%           2%            2%
Net assets, end of period (in thousands)                            $31,212      $10,219       $14,874

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one year are not annualized.
**   Annualized.
+ In the absence of expense reimbursement, expenses on an annualized basis would have been 1.42%, 2.27% and 2.13% of average net assets, respectively, for Class A, Class B and Class C shares.
***  Not annualized.


The accompanying notes are an integral part of these financial statements.    43

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Aggressive Allocation Fund

                                                                     For the period 8/9/04(a) to 7/31/05
                                                                  -----------------------------------------
                                                                    Class A       Class B        Class C
Net asset value, beginning of period                                $ 10.00       $ 10.00        $ 10.00
                                                                    -------       -------        -------
Increase from investment operations:
 Net investment income (loss) (b)                                   $     -       $ (0.03)       $ (0.04)
 Net realized and unrealized gain on investments                       2.14          1.72           1.88
                                                                    -------       -------        -------
  Net increase from investment operations                           $  2.14       $  1.69        $  1.84
                                                                    -------       -------        -------
Distributions to shareowners:
 Net realized gain                                                  $ (0.27)      $ (0.27)       $ (0.27)
 Return of capital                                                    (0.05)        (0.03)         (0.03)
                                                                    -------       -------        -------
Net increase in net asset value                                     $  1.82       $  1.39        $  1.54
                                                                    -------       -------        -------
Net asset value, end of period                                      $ 11.82       $ 11.39        $ 11.54
                                                                    -------       -------        -------
Total return*                                                         21.57%        17.02%         18.52%
Ratio of net expenses to average net assets**+                         0.86%         1.76%          1.76%
Ratio of net investment income (loss) to average net assets**         (0.04)%       (0.26)%        (0.39)%
Portfolio turnover rate***                                                3%            3%             3%
Net assets, end of period (in thousands)                            $20,689       $ 5,845        $ 7,144

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one year are not annualized.
**   Annualized.
+ In the absence of expense reimbursement, expenses on an annualized basis would have been 2.14%, 2.81% and 2.74% of average net assets, respectively, for Class A, Class B and Class C shares.
***  Not annualized.


44    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate non-diversified funds (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks a balance between long-term capital growth and current income. The Growth Fund seeks a balance between long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing in other funds ("underlying funds") rather than by direct investment in securities. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds. The Funds currently invest exclusively in other regulated investment companies managed by Pioneer Investment Management, Inc. (PIM). In the future, the Funds also may invest in regulated investment companies (Third Party Managed Assets) that are not managed by PIM.

Each Fund offers three classes of shares - Class A, Class B, and Class C. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Fund to make estimates and assumptions

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/05                                (continued)
--------------------------------------------------------------------------------

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry.

A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund. Dividend income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   At July 31, 2005, certain Portfolios made reclassifications as described below. These reclassifications have no impact on the net asset values of the respective portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

                           Undistributed       Accumulated
                          Net Investment     Realized Gain/      Paid-In
Portfolio                  Income (Loss)         (Loss)          Capital
----------------------   ----------------   ----------------   ----------
Conservative Fund            $    595           $      -         $  (595)
Moderate Fund                 (27,610)            30,458          (2,848)
Growth Fund                     1,020                364          (1,384)
Aggressive Fund                21,217            (20,475)           (742)

   The tax character of distributions paid during the period ended July 31, 2005 was as follows:

                          Ordinary       Long-Term       Return of
Fund                       Income      Capital Gains      Capital       Total
----------------------   ----------   ---------------   ----------   -----------
Conservative Fund                -              -               -            -
Moderate Fund             $115,810       $334,398               -     $450,208
Growth Fund               $ 55,896       $284,147               -     $340,043
Aggressive Fund           $  1,317       $175,494          25,381     $202,192

   The following shows the components of distributable earnings on a federal income tax basis at July 31, 2005:

                        Undistributed   Undistributed   Net Unrealized
                           Ordinary       Long-Term      Appreciation
Fund                        Income      Capital Gains   (Depreciation)
---------------------- --------------- --------------- ---------------
Conservative Fund          $  5,218           -           $   21,215
Moderate Fund              $159,804           -           $2,140,113
Growth Fund                $ 61,295           -           $2,656,510
Aggressive Fund                   -           -           $1,803,998

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Board of Trustees has authorized the issuance of three classes of shares, designated as Class A, Class B and Class C. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. For the Conservative Allocation Fund, Class A, Class B and Class C shares were offered for sale to the public on May 12, 2005. For the Moderate Allocation, Growth Allocation and

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/05                                (continued)
--------------------------------------------------------------------------------

   Aggressive Allocation Funds, Class A, Class B and Class C shares were offered for sale to the public on August 9, 2004. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to distribution plans for each class.

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the period ended July 31, 2005:


Fund                           Amount
---------------------------   --------
Conservative Fund             $    953
Moderate Fund                 $ 97,640
Growth Fund                   $104,682
Aggressive Fund               $ 65,697

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Funds' investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

                               Management Fee as a Percentage
                                   of each Fund's Average
Fund                                  Daily Net Assets
---------------------------   -------------------------------
Conservative Fund                           0.13%
Moderate Fund                               0.13%
Growth Fund                                 0.13%
Aggressive Fund                             0.13%

For each fund, management fees will be calculated daily at a 0.17% annual rate on any Third Party managed assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Funds. At July 31, 2005, the following fees were payable to PIM relating to

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/05                              (continued)
--------------------------------------------------------------------------------

management fees and certain other services and are included in due to affiliates:

Fund                            Amount
---------------------------   ---------
Conservative Fund              $  165
Moderate Fund                  $6,188
Growth Fund                    $6,001
Aggressive Fund                $3,485

From August 9, 2004 through January 31, 2005, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                 Class A     Class B     Class C
-----------------   ---------   ---------   --------
Moderate Fund         0.90%       1.80%       1.80%
Growth Fund           0.93%       1.83%       1.83%
Aggressive Fund       0.93%       1.83%       1.83%

Effective February 1, 2005, PIM has further agreed to not impose all or a portion of its management fees and assume other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                    Class A     Class B     Class C
--------------------   ---------   ---------   --------
Conservative Fund*       0.78%       1.68%       1.68%
Moderate Fund            0.74%       1.64%       1.64%
Growth Fund              0.79%       1.69%       1.69%
Aggressive Fund          0.85%       1.75%       1.75%

* Commenced operations May 12, 2005

3. Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at July 31, 2005:


Fund                            Amount
---------------------------   ---------
Conservative Fund              $  300
Moderate Fund                  $6,129
Growth Fund                    $7,627
Aggressive Fund                $6,797

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At July 31, 2005 the following amounts were payable to PFD relating to distribution and service fees and are included in due to affiliates:

Fund                            Amount
---------------------------   ----------
Conservative Fund              $   774
Moderate Fund                  $27,994
Growth Fund                    $27,675
Aggressive Fund                $14,893

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the period ended July 31, 2005, the following CDSCs were paid to PFD:

Fund                         Amount
-----------------------   ----------
Conservative Fund           $     -
Moderate Fund               $12,095
Growth Fund                 $ 8,669
Aggressive Fund             $ 9,121

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/05                                (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended July 31, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Funds designated up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2004 Form 1099-DIV.

The qualifying percentage of ordinary income dividends for the purposes of the corporate dividends received deduction was:

Moderate Fund              80.26%
Growth Fund               100.00%
Aggressive Fund           100.00%

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Ibbotson Asset Allocation Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising respectively the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation
Fund) as of July 31, 2005, the related statements of operations, changes in net assets and financial highlights for the periods from May 12, 2005 (commencement of operations of the Pioneer Ibbotson Conservative Allocation Fund) to July 31, 2005 and August 9, 2004 (commencement of operations of Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund) to July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for each of the periods then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 12, 2005

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 82 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name and Age                 With the Fund      and Term of Office     Past Five Years                      by this Trustee
John F. Cogan, Jr. (79)*     Chairman of the    Trustee since May      Deputy Chairman and a Director of    Chairman and Director of
                             Board, Trustee     2004. Serves until     Pioneer Global Asset Management      ICI Mutual Insurance
                             and President      successor trustee is   S.p.A. ("PGAM"); Non-Executive       Company; Director of
                                                elected or earlier     Chairman and a Director of Pioneer   Harbor Global Company,
                                                retirement or removal  Investment Management USA Inc.       Ltd.
                                                                       ("PIM-USA"); Chairman and a
                                                                       Director of Pioneer; Director of
                                                                       Pioneer Alternative Investment
                                                                       Management Limited (Dublin);
                                                                       President and a Director of Pioneer
                                                                       Alternative Investment Management
                                                                       (Bermuda) Limited and affiliated
                                                                       funds; President and Director of
                                                                       Pioneer Funds Distributor, Inc.
                                                                       ("PFD"); President of all of the
                                                                       Pioneer Funds; and Of Counsel
                                                                       (since 2000, partner prior to
                                                                       2000), Wilmer Cutler Pickering Hale
                                                                       and Dorr LLP (counsel to PIM-USA
                                                                       and the Pioneer Funds).


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (53)**        Trustee and        Trustee since April    President and Chief Executive        None
                             Executive Vice     2004. Serves until     Officer, PIM-USA since May 2003
                             President          successor trustee is   (Director since January 2001);
                                                elected or earlier     President and Director of Pioneer
                                                retirement or removal  since May 2003; Chairman and
                                                                       Director of Pioneer Investment
                                                                       Management Shareholder Services,
                                                                       Inc. ("PIMSS") since May 2003;
                                                                       Executive Vice President of all of
                                                                       the Pioneer Funds since June 2003;
                                                                       Executive Vice President and Chief
                                                                       Operating Officer of PIM-USA,
                                                                       November 2000 to May 2003;
                                                                       Executive Vice President, Chief
                                                                       Financial Officer and Treasurer,
                                                                       John Hancock Advisers, L.L.C.,
                                                                       Boston, MA, November 1999 to
                                                                       November 2000

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name, Age and Address        With the Fund      and Term of Office     Past Five Years                      by this Trustee
David R. Bock **(61)         Trustee            Trustee since 2005.    Senior Vice President and Chief      Director of The
3050 K. Street NW,                              Serves until a         Financial Officer, I-trax, Inc.      Enterprise Social
Washington, DC 20007                            successor trustee is   (publicly traded health care         Investment Company
                                                elected or earlier     services company) (2001 - present);  (privately-held
                                                retirement or          Managing Partner, Federal City       affordable housing
                                                removal.               Capital Advisors (boutique merchant  finance company);
                                                                       bank)(1995 - 2000; 2002 to 2004);    Director of New York
                                                                       Executive Vice President and Chief   Mortgage Trust (publicly
                                                                       Financial Officer, Pedestal Inc.     traded mortgage REIT)
                                                                       (internet-based mortgage trading
                                                                       company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Mary K. Bush (57)            Trustee            Trustee since May      President, Bush International        Director of Brady
3509 Woodbine Street,                           2004. Serves until     (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                           successor trustee is   firm)                                identification and
                                                elected or earlier                                          specialty coated
                                                retirement or removal                                       material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (58)    Trustee            Trustee since May      Founding Director, The Winthrop      None
1001 Sherbrooke                                 2004. Serves until     Group, Inc. (consulting firm);
Street West,                                    successor trustee is   Professor of Management, Faculty of
Montreal, Quebec, Canada                        elected or earlier     Management, McGill University
H3A 1G5                                         retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name, Age and Address        With the Fund      and Term of Office     Past Five Years                      by this Trustee
Marguerite A. Piret (57)     Trustee            Trustee since May      President and Chief Executive        Director of New America
One Boston Place,                               2004. Serves until     Officer, Newbury, Piret & Company,   High Income Fund, Inc.
28th Floor,                                     successor trustee is   Inc. (investment banking firm)       (closed-end investment
Boston, MA 02108                                elected or earlier                                          company)
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Stephen K. West (76)         Trustee            Trustee since May      Senior Counsel, Sullivan & Cromwell  Director, The Swiss
125 Broad Street,                               2004. Serves until     (law firm)                           Helvetia Fund, Inc.
New York, NY 10004                              successor trustee is                                        (closed-end investment
                                                elected or earlier                                          company) and AMVESCAP
                                                retirement or removal                                       PLC (investment
                                                                                                            managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (69)           Trustee            Trustee since May      President, John Winthrop & Co.,      None
One North Adgers Wharf,                         2004. Serves until     Inc. (private investment firm)
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name and Age                 With the Fund      and Term of Office     Past Five Years                      by this Officer
Dorothy E. Bourassa (57)     Secretary          Since April 2004.      Secretary of PIM-USA; Senior Vice    None
                                                Serves at the          President - Legal of Pioneer; and
                                                discretion of the      Secretary/Clerk of most of
                                                Board                  PIM-USA's subsidiaries since
                                                                       October 2000; Secretary of all of
                                                                       the Pioneer Funds since September
                                                                       2003 (Assistant Secretary from
                                                                       November 2000 to September 2003);
                                                                       and Senior Counsel, Assistant Vice
                                                                       President and Director of
                                                                       Compliance of PIM-USA from April
                                                                       1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley (40)   Assistant          Since April 2004.      Assistant Vice President and Senior  None
                             Secretary          Serves at the          Counsel of Pioneer since July 2002;
                                                discretion of the      Vice President and Senior Counsel
                                                Board                  of BISYS Fund Services, Inc. (April
                                                                       2001 to June 2002); Senior Vice
                                                                       President and Deputy General
                                                                       Counsel of Funds Distributor, Inc.
                                                                       (July 2000 to April 2003);
                                                                       Assistant Secretary of all Pioneer
                                                                       Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (48)         Assistant          Since April 2004.      Partner, Wilmer Cutler Pickering     None
                             Secretary          Serves at the          Hale and Dorr LLP; Assistant
                                                discretion of the      Secretary of all Pioneer Funds
                                                Board                  since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (60)            Treasurer          Since April 2004.      Vice President - Fund Accounting,    None
                                                Serves at the          Administration and Custody Services
                                                discretion of the      of Pioneer; and Treasurer of all of
                                                Board                  the Pioneer Funds (Assistant
                                                                       Treasurer from June 1999 to
                                                                       November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name and Age                 With the Fund      and Term of Office     Past Five Years                      by this Officer
Mark E. Bradley (45)         Assistant          Since November, 2004.  Deputy Treasurer of Pioneer since    None
                             Treasurer          Serves at the          2004; Treasurer and Senior Vice
                                                discretion of the      President, CDC IXIS Asset
                                                Board                  Management Services from 2002 to
                                                                       2003; Assistant Treasurer and Vice
                                                                       President, MFS Investment
                                                                       Management from 1997 to 2002; and
                                                                       Assistant Treasurer of all of the
                                                                       Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (40)        Assistant          Since April 2004.      Assistant Vice President - Fund      None
                             Treasurer          Serves at the          Accounting, Administration and
                                                discretion of the      Custody Services of Pioneer; and
                                                Board                  Assistant Treasurer of all of the
                                                                       Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (47)           Assistant          Since April 2004.      Fund Accounting Manager - Fund       None
                             Treasurer          Serves at the          Accounting, Administration and
                                                discretion of the      Custody Services of Pioneer; and
                                                Board                  Assistant Treasurer of all of the
                                                                       Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Katherine Kim Sullivan (31)  Assistant          Since April 2004.      Fund Administration Manager - Fund   None
                             Treasurer          Serves at the          Accounting, Administration and
                                                discretion of the      Custody Services since June 2003;
                                                Board                  Assistant Vice President - Mutual
                                                                       Fund Operations of State Street
                                                                       Corporation from June 2002 to June
                                                                       2003 (formerly Deutsche Bank Asset
                                                                       Management); Pioneer Fund
                                                                       Accounting, Administration and
                                                                       Custody Services (Fund Accounting
                                                                       Manager from August 1999 to May
                                                                       2002, Fund Accounting Services
                                                                       Supervisor from 1997 to July 1999);
                                                                       Assistant Treasurer of all Pioneer
                                                                       Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                             Positions Held     Length of Service      Principal Occupation During          Other Directorships Held
Name and Age                 With the Fund      and Term of Office     Past Five Years                      by this Officer
Martin J. Wolin (38)         Chief Compliance   Serves at the          Chief Compliance Officer of Pioneer  None
                             Officer            discretion of the      (Director of Compliance and Senior
                                                Board                  Counsel from November 2000 to
                                                                       September 2004); Vice President and
                                                                       Associate General Counsel of UAM
                                                                       Fund Services, Inc. (mutual fund
                                                                       administration company) from
                                                                       February 1998 to November 2000; and
                                                                       Chief Compliance Officer of all of
                                                                       the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the seed balance sheet audit and annual filings of its Form N-1A totaled approximately
$132,000 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund for the fiscal year ended June 30, 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $27,200 for 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal year ended June 30, 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended June 30, 2005, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$27,200 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.